FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2025
Disclosure Of Financing Income Expenses Net [Abstract]
FINANCIAL INCOME AND EXPENSES
6.	FINANCIAL INCOME AND EXPENSES

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Financial income:
Non-cash financial income	-	-	1,171

Financial expense:
Interest on leases (Note 24)	(644)	(592)	(624)
Loss on extinguishment on old loan (Note 23)	(9,999)	-	-
Penalty for early partial settlement of senior secured term loan (Note 23)	-	-	(905)
Cash interest payable on senior secured term loan	-	(6,293)	(7,289)
Cash interest payable on convertible note	(300)	(300)	(300)
Cash interest on exchangeable notes	(8)	(8)	(8)
Cash interest payable on PPP loans (Note 4)	221	(338)	-
Non-cash interest on senior secured term loan (Note 23)	(2,646)	(2,355)	(1,131)
Non-cash interest on convertible note (Note 23)	(929)	(859)	(796)
Non-cash financial expense	(202)	(1,172)	-
Unwinding of discount on deferred contingent consideration	(87)	(53)	-
Capitalisation of borrowing costs (Note 12)	2,899	2,085	-
Non-cash loan modification gain (Note 23,28)	1,706	3,567	-
Payment-in-kind (PIK) Interest (Note 23)	(11,399)	(3,247)	-

	(21,388)	(9,565)	(11,053)

Net financing expense	(21,388)	(9,565)	(9,882)

For more information on the senior secured term loan, convertible note and exchangeable notes, refer to Note 23 Interest-Bearing Loans and Borrowings.

Non-cash financial expense relates to the fair value loss on warrant liabilities during the year. Refer to Note 23 for further details.